UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2013

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments:

Putnam Income Fund

The fund's portfolio
1/31/13 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (53.1%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (11.3%)

Government National Mortgage Association Pass-Through Certificates
3 1/2s, July 15, 2042	$12,691,717	$13,844,171
3s, TBA, March 1, 2043	8,000,000	8,328,750
3s, TBA, February 1, 2043	68,000,000	70,937,811
3s, TBA, February 1, 2043	62,000,000	64,702,816

		157,813,548
U.S. Government Agency Mortgage Obligations (41.8%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4s, June 1, 2042	16,786,424	18,354,905

4s, April 1, 2025(i)	1,292,084	1,385,928

3 1/2s, December 1, 2025(i)	450,069	478,059
3s, TBA, February 1, 2043	12,000,000	12,339,374

Federal National Mortgage Association Pass-Through Certificates
7s, January 1, 2017	3,711	3,893
4s, with due dates from June 1, 2042 to November 1, 2042	128,319,250	140,806,871

4s, October 1, 2041(i)	545,408	592,482

3.379s, November 1, 2020(i)	496,213	544,599
3s, TBA, March 1, 2043	155,000,000	159,625,789
3s, TBA, February 1, 2043	244,000,000	252,006,250

		586,138,150

Total U.S. government and agency mortgage obligations (cost $748,860,203)		$743,951,698

MORTGAGE-BACKED SECURITIES (39.5%)(a)
	Principal amount	Value

Agency collateralized mortgage obligations (15.9%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.965s, 2037	$1,474,392	$2,300,656
IFB Ser. 2976, Class LC, 23.666s, 2035	231,637	374,448
IFB Ser. 2979, Class AS, 23.519s, 2034	134,734	179,596
IFB Ser. 3072, Class SB, 22.896s, 2035	848,625	1,316,115
IFB Ser. 3249, Class PS, 21.596s, 2036	760,030	1,132,265
IFB Ser. 3065, Class DC, 19.243s, 2035	994,310	1,526,555
IFB Ser. 2990, Class LB, 16.42s, 2034	1,174,000	1,619,110
IFB Ser. 4074, Class US, IO, 6.444s, 2042	8,047,286	1,328,929
IFB Ser. 4105, Class HS, IO, 6.394s, 2042	5,656,667	1,305,842
IFB Ser. 3803, Class SP, IO, 6.394s, 2038(F)	8,961,529	823,902
IFB Ser. 3861, Class PS, IO, 6.394s, 2037	5,190,269	846,689
IFB Ser. 3907, Class KS, IO, 6.344s, 2040	5,934,540	812,406
IFB Ser. 3708, Class SA, IO, 6.244s, 2040	15,014,411	2,242,853
IFB Ser. 4112, Class SC, IO, 5.944s, 2042	15,922,134	2,627,132
IFB Ser. 4105, Class LS, IO, 5.944s, 2041	5,784,821	1,108,835
IFB Ser. 3852, Class NT, 5.794s, 2041	3,754,989	4,007,287
IFB Ser. 3752, Class PS, IO, 5.794s, 2040	8,353,654	1,243,692
Ser. 3632, Class CI, IO, 5s, 2038	276,518	15,922
Ser. 3626, Class DI, IO, 5s, 2037	151,421	5,045
Ser. 4132, Class IP, IO, 4 1/2s, 2042	20,212,825	2,893,705
Ser. 4122, Class TI, IO, 4 1/2s, 2042	7,167,699	1,083,039
Ser. 4018, Class DI, IO, 4 1/2s, 2041	8,770,587	1,133,862
Ser. 3747, Class HI, IO, 4 1/2s, 2037	2,267,348	189,487
Ser. 3707, Class PI, IO, 4 1/2s, 2025	7,343,499	573,894
Ser. 4116, Class MI, IO, 4s, 2042	14,583,947	2,269,474
Ser. 4090, Class BI, IO, 4s, 2042	3,799,353	403,187
Ser. 4026, Class JI, IO, 4s, 2041	3,221,092	360,118
Ser. 3740, Class KI, IO, 4s, 2033	7,747,712	113,736
Ser. 4077, Class AI, IO, 3s, 2027	15,642,319	1,715,337
Ser. T-56, Class A, IO, 0.524s, 2043	12,844,099	222,765
Ser. T-56, Class 3, IO, 0.416s, 2043	4,627,947	60,561
Ser. T-56, Class 1, IO, 0.214s, 2043	15,415,254	115,614
Ser. T-56, Class 2, IO, 0.126s, 2043	5,491,024	16,945
Ser. 4077, Class TO, PO, zero %, 2041	3,033,489	2,539,091
Ser. 3835, Class FO, PO, zero %, 2041	8,790,910	7,535,480
Ser. 3369, Class BO, PO, zero %, 2037	57,369	52,904
Ser. 3391, PO, zero %, 2037	143,673	127,942
Ser. 3300, PO, zero %, 2037	827,863	772,500
Ser. 3206, Class EO, PO, zero %, 2036	36,671	33,779
Ser. 3175, Class MO, PO, zero %, 2036	125,056	115,155
Ser. 3210, PO, zero %, 2036	29,345	27,545
FRB Ser. 3117, Class AF, zero %, 2036	30,319	24,786
FRB Ser. 3326, Class WF, zero %, 2035	70,467	67,649
FRB Ser. 3036, Class AS, zero %, 2035	50,606	42,427

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.678s, 2036	1,535,075	2,857,200
IFB Ser. 06-8, Class HP, 23.82s, 2036	908,819	1,507,331
IFB Ser. 05-45, Class DA, 23.673s, 2035	1,789,360	2,906,487
IFB Ser. 05-122, Class SE, 22.387s, 2035	1,550,518	2,322,089
IFB Ser. 05-75, Class GS, 19.639s, 2035	688,855	995,390
IFB Ser. 05-106, Class JC, 19.492s, 2035	945,104	1,473,673
IFB Ser. 05-83, Class QP, 16.864s, 2034	211,507	289,932
IFB Ser. 11-4, Class CS, 12.493s, 2040	1,772,637	2,123,841
IFB Ser. 12-96, Class PS, IO, 6.496s, 2041	10,635,683	1,929,100
IFB Ser. 12-88, Class SB, IO, 6.466s, 2042	10,107,618	1,689,589
IFB Ser. 12-75, Class SK, IO, 6.446s, 2041	14,733,165	2,835,692
IFB Ser. 12-4, Class SN, IO, 6.396s, 2040(F)	7,587,950	1,198,212
IFB Ser. 12-75, Class KS, IO, 6.346s, 2042	9,629,902	1,703,818
IFB Ser. 12-3, Class CS, IO, 6.346s, 2040	9,871,799	1,759,352
IFB Ser. 12-3, Class SD, IO, 6.306s, 2042	3,425,511	612,310
IFB Ser. 11-87, Class HS, IO, 6.296s, 2041	5,467,029	919,062
IFB Ser. 11-67, Class BS, IO, 6.296s, 2041	18,133,444	3,156,307
IFB Ser. 11-27, Class AS, IO, 6.276s, 2041	11,455,054	1,678,853
IFB Ser. 12-30, Class HS, IO, 6.246s, 2042	28,708,073	5,275,970
IFB Ser. 10-35, Class SG, IO, 6.196s, 2040(F)	26,543,538	3,675,641
IFB Ser. 12-132, Class SB, IO, 5.996s, 2042	14,631,508	2,334,311
IFB Ser. 12-113, Class CS, IO, 5.946s, 2041	4,865,630	928,605
IFB Ser. 12-4, Class SY, IO, 5.746s, 2042(F)	6,363,737	999,817
IFB Ser. 11-53, Class SY, IO, 5.746s, 2041	17,946,364	2,284,034
Ser. 12-129, Class TI, IO, 4 1/2s, 2040	11,405,594	1,804,365
Ser. 12-118, Class IO, IO, 4s, 2042	11,448,450	1,832,668
Ser. 12-124, Class UI, IO, 4s, 2042	28,997,414	4,819,370
Ser. 12-118, Class PI, IO, 4s, 2042	8,467,633	1,375,144
Ser. 12-96, Class PI, IO, 4s, 2041	12,314,589	1,718,993
Ser. 13-23, Class KI, IO, 3s, 2043(FWC)(F)	11,339,000	1,308,432
Ser. 03-W10, Class 1, IO, 1.347s, 2043	10,438,427	435,886
Ser. 01-50, Class B1, IO, 0.407s, 2041	947,757	9,478
Ser. 2002-W6, Class 1AIO, 0.232s, 2042	1,171,475	2,563
Ser. 2005-W4, Class 1AIO, 0.098s, 2035	264,158	702
Ser. 03-34, Class P1, PO, zero %, 2043	257,513	223,101
Ser. 07-64, Class LO, PO, zero %, 2037	207,820	190,664
Ser. 07-14, Class KO, PO, zero %, 2037	509,285	464,238
Ser. 06-125, Class OX, PO, zero %, 2037	79,707	75,042
Ser. 06-84, Class OT, PO, zero %, 2036	61,894	57,558
Ser. 06-46, Class OC, PO, zero %, 2036	55,988	51,426

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.633s, 2041	11,620,884	18,537,867
IFB Ser. 10-158, Class SD, 14.386s, 2040	2,780,250	3,926,297
IFB Ser. 11-70, Class WS, 9.291s, 2040	11,858,000	13,445,312
IFB Ser. 11-72, Class SE, 7.132s, 2041	9,422,000	9,798,642
IFB Ser. 11-56, Class MS, 6.87s, 2041	5,925,594	6,499,310
IFB Ser. 11-61, Class CS, IO, 6.475s, 2035	21,362,134	2,883,886
IFB Ser. 10-35, Class CS, IO, 6.265s, 2040	19,883,931	3,840,123
IFB Ser. 11-94, Class SA, IO, 5.895s, 2041	18,150,892	3,279,866
IFB Ser. 10-120, Class SA, IO, 5.845s, 2040	12,089,616	2,129,102
IFB Ser. 11-70, Class SM, IO, 5.684s, 2041	5,789,000	1,489,278
IFB Ser. 10-37, Class SG, IO, 5.495s, 2040	16,447,735	2,713,054
Ser. 10-35, Class UI, IO, 5s, 2040	13,843,469	2,491,824
Ser. 12-129, Class IO, IO, 4 1/2s, 2042	9,928,335	2,354,207
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	11,872,361	2,013,024
Ser. 11-116, Class IA, IO, 4 1/2s, 2039	10,845,664	1,211,678
Ser. 11-116, Class BI, IO, 4s, 2026	8,624,491	956,801
IFB Ser. 11-70, Class YI, IO, 0.15s, 2040	15,722,313	81,913
Ser. 11-70, PO, zero %, 2041	35,859,393	29,800,231
Ser. 10-151, Class KO, PO, zero %, 2037	1,082,181	974,656
Ser. 06-36, Class OD, PO, zero %, 2036	64,110	59,162

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 6.046s, 2045	29,180,480	5,544,291

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028	651,917	101,047

		223,266,078
Commercial mortgage-backed securities (15.4%)

Banc of America Commercial Mortgage Trust, Inc.
FRB Ser. 05-1, Class A4, 5.079s, 2042	2,068,000	2,142,055
Ser. 04-4, Class D, 5.073s, 2042	2,385,000	2,376,802
Ser. 07-1, Class XW, IO, 0.315s, 2049	9,249,050	90,502

Banc of America Commercial Mortgage, Inc. 144A
FRB Ser. 05-2, Class E, 5.322s, 2043(F)	1,590,000	1,639,361
Ser. 04-2, Class F, 4.992s, 2038(F)	1,350,000	1,377,163
Ser. 04-4, Class XC, IO, 0.866s, 2042	19,686,528	177,041
Ser. 04-5, Class XC, IO, 0.698s, 2041	32,525,026	350,522
Ser. 02-PB2, Class XC, IO, 0.389s, 2035	8,335,637	83
Ser. 07-5, Class XW, IO, 0.38s, 2051	20,173,395	239,579
Ser. 05-1, Class XW, IO, 0.056s, 2042	293,626,348	85,739

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 5.964s, 2042	1,708,000	1,831,830
FRB Ser. 05-T20, Class C, 5.149s, 2042	1,900,000	1,843,000
Ser. 04-PR3I, Class X1, IO, 0.96s, 2041	7,896,862	74,602

Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 06-PW11, Class B, 5.454s, 2039(F)	2,366,000	2,176,937
Ser. 06-PW14, Class X1, IO, 0.212s, 2038	17,263,279	310,739

CFCRE Commercial Mortgage Trust 144A Ser. 11-C1, Class XA, IO, 1.47s, 2044(F)	28,921,382	1,700,863

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class D, 4.878s, 2045(F)	6,597,000	6,580,351
Ser. 06-C5, Class XC, IO, 0.133s, 2049	77,867,202	1,080,018

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.383s, 2049	48,796,237	593,850
Ser. 07-CD4, Class XC, IO, 0.145s, 2049	154,734,475	1,160,509

Commercial Mortgage Pass-Through Certificates

FRB Ser. 06-C7, Class AM, 5.773s, 2046	4,560,000	4,992,917

Ser. 05-C6, Class AJ, 5.209s, 2044	4,413,000	4,644,465

Commercial Mortgage Pass-Through Certificates 144A Ser. 06-C8, Class XS, IO, 0.17s, 2046	58,267,352	744,656

Commercial Mortgage Trust Ser. 07-C9, Class AJ, 5.65s, 2049(F)	3,985,000	4,171,782

Commercial Mortgage Trust 144A FRB Ser. 12-CR5, Class E, 4.335s, 2045(F)	1,641,000	1,636,168

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.761s, 2039	3,710,995	3,757,943

Credit Suisse Mortgage Capital Certificates 144A Ser. 07-C2, Class AX, IO, 0.097s, 2049	85,779,046	321,671

CS First Boston Mortgage Securities Corp.
FRB Ser. 05-C4, Class B, 5.29s, 2038(F)	5,760,000	5,835,771
Ser. 05-C6, Class AJ, 5.23s, 2040(F)	2,984,000	3,205,080
Ser. 03-CPN1, Class E, 4.891s, 2035	1,528,000	1,527,633

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	2,125,601	2,300,963
FRB Ser. 03-CK2, Class G, 5.744s, 2036	1,481,622	1,479,052
Ser. 03-C3, Class AX, IO, 1.657s, 2038	32,839,416	18,324
Ser. 02-CP3, Class AX, IO, 1.259s, 2035	2,474,473	10,524

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB Ser. 11-LC2A, Class D, 5.445s, 2044	1,519,000	1,587,912

DLJ Commercial Mortgage Corp. 144A FRB Ser. 98-CG1, Class B4, 7.192s, 2031	2,705,956	2,734,918

First Union National Bank-Bank of America Commercial Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 1.933s, 2033	1,364,307	14

G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.204s, 2037 (Cayman Islands)	417,000	379,470

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.956s, 2032(F)	237,081	138,086

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C4, Class AJ, 5.308s, 2045	1,387,000	1,220,560

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 0.149s, 2045	279,817,605	1,172,542
Ser. 07-C1, Class XC, IO, 0.113s, 2049	126,992,707	928,063

GE Commercial Mortgage Corporation Trust FRB Ser. 05-C1, Class B, 4.846s, 2048	3,997,000	4,173,108

GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.361s, 2029	2,621,983	99,523
Ser. 05-C1, Class X1, IO, 0.622s, 2043	31,731,276	382,711

Greenwich Capital Commercial Funding Corp. 144A Ser. 03-C1, Class G, 4.773s, 2035	1,618,000	1,608,723

GS Mortgage Securities Corp. II
Ser. 06-GG8, Class AJ, 5.622s, 2039	1,924,000	1,856,587
Ser. 06-GG6, Class A2, 5.506s, 2038	337,544	349,358

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	353,074	353,074
Ser. 06-GG6, Class XC, IO, 0.09s, 2038	96,659,863	164,998

GS Mortgage Securities Trust FRB Ser. 04-GG2, Class D, 5.538s, 2038	1,628,000	1,639,193

GS Mortgage Securities Trust 144A Ser. GC10, Class D, 4.415s, 2046(F)	1,907,000	1,798,947

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.075s, 2051(F)	6,896,000	6,967,171
FRB Ser. 07-LD12, Class A3, 5.93s, 2051	19,773,000	20,941,149
Ser. 07-LD12, Class A2, 5.827s, 2051	1,235,694	1,260,408
FRB Ser. 04-CB9, Class B, 5.662s, 2041(F)	2,374,000	2,436,915
Ser. 06-CB16, Class AJ, 5.623s, 2045	1,648,000	1,565,600
FRB Ser. 02-C2, Class E, 5.476s, 2034	1,540,000	1,540,000
Ser. 02-C3, Class D, 5.314s, 2035	756,141	756,141
FRB Ser. 04-CBX, Class B, 5.021s, 2037	1,143,000	1,126,466
Ser. 06-LDP8, Class X, IO, 0.538s, 2045	58,769,937	922,394
Ser. 07-LDPX, Class X, IO, 0.306s, 2049	77,186,557	744,927

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 01-C1, Class H, 5.626s, 2035(F)	1,434,341	1,437,548
FRB Ser. 11-C3, Class E, 5.533s, 2046(F)	1,416,000	1,477,641
FRB Ser. 11-C5, Class D, 5.314s, 2046(F)	3,066,000	3,143,214
FRB Ser. 12-CBX, Class E, 5.189s, 2045	1,576,000	1,600,113
FRB Ser. 12-C8, Class D, 4.67s, 2045	5,984,000	6,031,728
FRB Ser. 12-LC9, Class E, 4.429s, 2047	1,745,000	1,644,961
Ser. 05-CB12, Class X1, IO, 0.339s, 2037	26,901,635	210,990
Ser. 06-LDP6, Class X1, IO, 0.042s, 2043	49,299,666	178,070

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	556,463	564,636
Ser. 99-C1, Class G, 6.41s, 2031	851,777	860,186
Ser. 98-C4, Class G, 5.6s, 2035	398,230	404,203
Ser. 98-C4, Class H, 5.6s, 2035	808,000	878,007

LB-UBS Commercial Mortgage Trust
Ser. 06-C7, Class A2, 5.3s, 2038	2,250,881	2,250,881
Ser. 07-C2, Class XW, IO, 0.499s, 2040	8,195,650	144,891

LB-UBS Commercial Mortgage Trust 144A

FRB Ser. 08-C1, Class AM, 6.158s, 2041(F)	1,623,000	1,856,502
FRB Ser. 04-C1, Class G, 5.077s, 2036	7,400,000	6,461,983
Ser. 06-C7, Class XW, IO, 0.655s, 2038	41,139,950	899,607
Ser. 05-C5, Class XCL, IO, 0.464s, 2040	88,420,015	1,126,559
Ser. 05-C2, Class XCL, IO, 0.369s, 2040	141,242,966	886,865
Ser. 06-C7, Class XCL, IO, 0.297s, 2038	68,744,862	1,202,210
Ser. 05-C7, Class XCL, IO, 0.209s, 2040	119,774,021	660,434
Ser. 07-C2, Class XCL, IO, 0.139s, 2040	181,537,000	2,524,635

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.4s, 2028	42,246	4

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.294s, 2051(F)	1,828,000	1,782,583
FRB Ser. 07-C1, Class A3, 5.85s, 2050	475,000	502,495
Ser. 03-KEY1, Class C, 5.373s, 2035	3,163,000	3,207,598

Ser. 05-CKI1, Class AJ, 5.273s, 2037(F)	743,000	765,718

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.849s, 2039	15,192,255	152,728
Ser. 05-MCP1, Class XC, IO, 0.191s, 2043	37,148,598	411,532

Merrill Lynch/Countrywide Commercial Mortgage Trust FRB Ser. 06-4, Class A2FL, 0.326s, 2049	857,492	852,668

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 9.206s, 2037	1,540,939	69,342
Ser. 06-C4, Class X, IO, 6.535s, 2045	5,275,158	557,584
Ser. 05-C3, Class X, IO, 6.265s, 2044	1,789,632	125,632

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class B, 5.832s, 2044	6,140,000	6,331,114
FRB Ser. 06-T23, Class A2, 5.749s, 2041	1,054,248	1,067,848
Ser. 07-IQ14, Class A2, 5.61s, 2049	1,223,218	1,259,332
FRB Ser. 07-HQ12, Class A2FX, 5.592s, 2049(F)	7,234,730	7,481,614
FRB Ser. 07-HQ12, Class A2, 5.592s, 2049	2,429,205	2,520,300
Ser. 06-HQ10, Class AJ, 5.389s, 2041	1,943,000	1,707,508

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.843s, 2043	430,286	446,852

Morgan Stanley-Bank of America-Merril Lynch Mortgage Trust Ser. 13-C7, Class XA, IO, 1.771s, 2046	18,399,000	2,110,181

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1, 6s, 2030	2,002,000	2,132,130

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038	1,640,056	246,008

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4, Class AJ, 5.553s, 2039(F)	3,105,000	3,398,089

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C4, Class XA, IO, 1.901s, 2045	14,088,015	1,782,979

Wachovia Bank Commercial Mortgage Trust
Ser. 05-C17, Class D, 5.396s, 2042(F)	6,740,000	6,526,540
Ser. 06-C29, IO, 0.385s, 2048	190,791,686	2,575,688
Ser. 07-C34, IO, 0.342s, 2046	16,648,435	201,446

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 03-C8, Class F, 5.439s, 2035(F)	3,399,000	3,567,910
Ser. 05-C18, Class XC, IO, 0.332s, 2042	23,138,553	148,318
Ser. 06-C26, Class XC, IO, 0.045s, 2045	11,044,111	24,960

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A, Class G, 5.72s, 2036	129,000	113,036

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.249s, 2044	3,999,768	4,176,770
FRB Ser. 12-C10, Class D, 4.462s, 2045	1,883,000	1,799,444
FRB Ser. 13-C11, Class D, 4.186s, 2045(FWC)	1,605,000	1,523,747

		215,343,015
Residential mortgage-backed securities (non-agency) (8.2%)

ASG Resecuritization Trust 144A FRB Ser. 10-3, 0.516s, 2045	6,630,000	4,574,700

Citigroup Mortgage Loan Trust, Inc. Ser. 2005-WF2, Class AF4, 4.964s, 2035	2,088,144	2,099,212

Citigroup Mortgage Loan Trust, Inc. 144A FRB Ser. 09-7, Class 4A2, 2.614s, 2035	4,500,000	3,870,000

Countrywide Asset Backed Certificates FRB Ser. 05-AB1, Class A3, 0.504s, 2035	12,429,202	11,186,281

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)	134,710	13

GSAA Home Equity Trust FRB Ser. 04-10, Class AF4, 5.17s, 2034	3,576,043	3,812,777

Structured Asset Mortgage Investments, Inc. Ser. 07-AR4, Class X2, IO, 0 1/2s, 2047	118,028,558	2,915,305

WAMU Mortgage Pass-Through Certificates
FRB Ser. 2004-AR13, Class A1B2, 0.74s, 2034	13,410,315	11,801,077
FRB Ser. 05-AR11, Class A1C3, 0.714s, 2045(F)	5,262,015	3,972,390
FRB Ser. 05-AR19, Class A1C3, 0.704s, 2045	13,292,029	9,836,102
FRB Ser. 05-AR11, Class A1B2, 0.654s, 2045	5,500,170	4,812,649
FRB Ser. 05-AR13, Class A1C4, 0.634s, 2045	22,199,039	17,315,250
FRB Ser. 05-AR8, Class 2AB2, 0.624s, 2045	10,549,988	9,389,489
FRB Ser. 05-AR17, Class A1B2, 0.614s, 2045	7,334,097	6,123,971
FRB Ser. 05-AR11, Class A1B3, 0.604s, 2045	7,343,549	6,425,606
FRB Ser. 05-AR8, Class 2AC3, 0.594s, 2045	5,730,613	4,942,654
FRB Ser. 05-AR6, Class 2AB2, 0.574s, 2045	9,258,054	8,239,668
FRB Ser. 2005-AR17, Class A1B3, 0.554s, 2045	2,182,127	1,789,344

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 04-H, Class A1, 2.615s, 2034	1,657,833	1,695,632

		114,802,120

Total mortgage-backed securities (cost $496,951,095)		$553,411,213

CORPORATE BONDS AND NOTES (26.4%)(a)
	Principal amount	Value

Basic materials (2.1%)

Airgas, Inc. sr. unsec. unsub. notes 3 1/4s, 2015	$485,000	$512,736

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019	835,000	1,088,235

Axiall Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2023	285,000	287,138

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)	835,000	937,288

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020	415,000	519,634

Eagle Spinco, Inc. 144A company guaranty sr. unsec. notes 4 5/8s, 2021	355,000	357,219

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042	1,745,000	1,796,544

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022	1,245,000	1,285,226

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018	300,000	356,309

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017	395,000	407,105

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029	470,000	630,828

Georgia-Pacific, LLC 144A company guaranty sr. notes 5.4s, 2020	2,120,000	2,496,997

International Paper Co. sr. unsec. notes 9 3/8s, 2019	958,000	1,297,767

International Paper Co. sr. unsec. notes 8.7s, 2038	510,000	744,273

International Paper Co. sr. unsec. notes 7.95s, 2018	1,400,000	1,798,226

LyondellBasell Industries NV sr. unsec. notes 6s, 2021	875,000	1,028,125

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021	640,000	668,979

Packaging Corp. of America sr. unsec. unsub. notes 3.9s, 2022	945,000	965,746

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019	1,130,000	1,375,755

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 5.2s, 2040 (Australia)	2,475,000	2,831,959

Rock-Tenn Co. 144A sr. unsec. notes 4.9s, 2022	407,000	433,513

Rock-Tenn Co. 144A sr. unsec. notes 4.45s, 2019	393,000	420,176

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029	1,815,000	2,496,932

Sealed Air Corp. sr. notes 7 7/8s, 2017	725,000	768,500

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018	1,080,000	1,296,438

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096	135,000	155,730

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031	465,000	587,161

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)	590,000	624,897

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)	610,000	693,035

		28,862,471
Capital goods (0.6%)

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022	1,085,000	1,144,675

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	1,393,000	1,817,098

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038	435,000	573,529

Republic Services, Inc. company guaranty sr. unsec. notes 5.7s, 2041	595,000	690,211

Republic Services, Inc. company guaranty sr. unsec. notes 3.8s, 2018	720,000	789,867

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019	660,000	781,625

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018	905,000	907,875

United Technologies Corp. sr. unsec. notes 5.7s, 2040	100,000	125,236

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042	905,000	972,202

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022	560,000	579,041

		8,381,359
Communication services (2.8%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)	880,000	1,092,530

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)	670,000	692,049

American Tower Corp. sr. unsec. notes 7s, 2017(R)	1,210,000	1,442,492

American Tower Corp. sr. unsec. unsub. notes 3 1/2s, 2023	750,000	733,552

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	1,160,000	1,363,184

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	1,535,000	1,874,359

AT&T, Inc. 144A sr. unsec. unsub. notes 4.35s, 2045	1,695,000	1,601,070

CC Holdings GS V, LLC 144A company guaranty sr. notes 3.849s, 2023	1,415,000	1,410,761

CenturyLink, Inc. sr. unsec. debs. Ser. G, 6 7/8s, 2028	2,025,000	2,099,751

CenturyLink, Inc. sr. unsec. unsub. notes Ser. P, 7.6s, 2039	855,000	873,257

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037	700,000	911,446

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040	265,000	306,182

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020	1,915,000	2,173,615

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021	1,635,000	1,831,200

France Telecom sr. unsec. unsub. notes 5 3/8s, 2019 (France)	880,000	1,026,905

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)	886,000	956,565

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020	800,000	924,000

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040	845,000	1,042,643

Qwest Corp. sr. unsec. notes 6 3/4s, 2021	1,394,000	1,617,451

Rogers Communications, Inc. company guaranty notes 6.8s, 2018 (Canada)	610,000	764,292

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017	2,425,000	2,692,682

SBA Tower Trust 144A notes 2.933s, 2017	280,000	288,759

TCI Communications, Inc. company guaranty sr. unsec. unsub. debs. 7 7/8s, 2026	2,435,000	3,321,374

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)	955,000	1,011,912

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)	1,500,000	1,624,167

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 6.221s, 2017 (Spain)	345,000	385,862

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038	1,165,000	1,479,681

Time Warner Cable, Inc. company guaranty sr. unsec. 6 3/4s, 2018	355,000	439,735

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039	350,000	424,803

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2041	85,000	90,697

Verizon Communications, Inc. sr. unsec. notes 7.35s, 2039	424,000	593,399

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018	556,000	759,195

Verizon New Jersey, Inc. debs. 8s, 2022	640,000	850,189

Verizon Pennsylvania, Inc. debs. 8.35s, 2030	795,000	1,059,993

		39,759,752
Consumer cyclicals (2.5%)

ADT Corp. (The) 144A company guaranty sr. unsec. notes 4 7/8s, 2042	930,000	863,047

ADT Corp. (The) 144A company guaranty sr. unsec. notes 3 1/2s, 2022	1,300,000	1,260,733

Advance Auto Parts, Inc. company guaranty sr. unsec. notes 5 3/4s, 2020	640,000	701,951

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018	645,000	728,850

CBS Corp. company guaranty sr. unsec. debs. notes 7 7/8s, 2030	2,400,000	3,237,612

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020	1,195,000	1,307,031

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040	805,000	899,058

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019	1,670,000	1,978,444

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020	950,000	1,046,994

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	350,000	446,250

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018	950,000	1,041,479

Ford Motor Credit Co., LLC sr. unsec. notes 4.207s, 2016	2,760,000	2,937,462

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021	740,000	836,717

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021	840,000	951,300

Limited Brands, Inc. sr. notes 5 5/8s, 2022	820,000	877,400

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042	240,000	248,531

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022	360,000	374,359

Marriott International, Inc. sr. unsec. unsub notes 3s, 2019	780,000	814,797

News America Holdings, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024	870,000	1,112,033

News America Holdings, Inc. debs. 7 3/4s, 2045	790,000	1,079,473

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022	740,000	757,538

Owens Corning company guaranty sr. unsec. notes 9s, 2019	114,000	142,785

QVC, Inc. 144A sr. notes 7 1/8s, 2017	535,000	559,512

Time Warner Entertainment Co., LP company guaranty sr. unsec. bonds 8 3/8s, 2033	118,000	166,439

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	1,450,000	2,027,115

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032	1,850,000	2,543,485

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021	365,000	410,352

Time Warner, Inc. debs. 9.15s, 2023	675,000	975,996

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022	2,075,000	2,187,602

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021	1,305,000	1,329,421

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041	520,000	557,255

		34,401,021
Consumer staples (2.5%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018	308,000	425,089

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019	586,000	809,201

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022	2,595,000	2,511,702

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039	1,313,000	2,081,991

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)	1,430,000	1,561,049

Campbell Soup Co. debs. 8 7/8s, 2021	715,000	1,019,885

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017	466,000	492,213

Costco Wholesale Corp. sr. unsec. unsub. notes 1.7s, 2019	1,080,000	1,075,078

CVS Pass-Through Trust 144A company guaranty sr. notes 7.507s, 2032	2,181,184	2,836,076

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037	2,270,000	2,643,969

Delhaize Group company guaranty sr. unsec. notes 5.7s, 2040 (Belgium)	2,250,000	2,169,808

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)	865,000	899,561

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022	675,000	954,611

Diageo Investment Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2042	1,700,000	1,741,968

General Mills, Inc. sr. unsec. notes 5.65s, 2019	190,000	229,307

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	3,905,000	4,971,352

Kraft Foods Group, Inc. sr. unsec. unsub. notes 5s, 2042	420,000	455,865

Kroger Co. company guaranty sr. unsec. unsub. notes 6.4s, 2017	605,000	722,228

Kroger Co. sr. notes 6.15s, 2020	200,000	240,825

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	680,000	917,684

McDonald's Corp. sr. unsec. bonds 6.3s, 2037	530,000	711,586

McDonald's Corp. sr. unsec. notes 5.7s, 2039	775,000	977,322

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042	610,000	651,628

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042	630,000	695,861

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016	1,540,000	1,769,597

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)	1,370,000	1,508,321

		35,073,777
Energy (1.9%)

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021	602,000	636,615

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031	2,880,000	3,749,397

BG Energy Capital PLC 144A company guaranty sr. unsec. notes 4s, 2021 (United Kingdom)	200,000	216,234

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.742s, 2021 (United Kingdom)	1,860,000	2,147,063

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)	620,000	705,661

Cenovus Energy, Inc. sr. unsec. unsub. notes 4.45s, 2042 (Canada)	985,000	984,319

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	775,000	842,418

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	340,000	414,831

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031	885,000	1,156,988

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041	525,000	640,849

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040	895,000	1,196,709

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041	1,095,000	1,255,806

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018	2,910,000	3,277,690

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040	2,160,000	3,077,130

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 5 1/2s, 2014 (Qatar)	1,015,000	1,080,975

Spectra Energy Capital, LLC company guaranty sr. unsec. notes 5.65s, 2020	240,000	280,836

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018	135,000	163,938

Spectra Energy Capital, LLC sr. notes 8s, 2019	650,000	857,582

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)	1,900,000	2,217,357

Weatherford Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019	584,000	761,277

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037	205,000	223,502

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.35s, 2017	240,000	276,528

Weatherford International, Ltd. company guaranty 6 1/2s, 2036	82,000	87,515

		26,251,220
Financials (9.3%)

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)	4,460,000	4,836,290

Aflac, Inc. sr. unsec. notes 6.9s, 2039	1,395,000	1,805,681

Aflac, Inc. sr. unsec. notes 6.45s, 2040	990,000	1,226,807

American Express Co. sr. unsec. notes 7s, 2018	1,035,000	1,286,184

American Express Co. 144A sr. unsec. notes 2.65s, 2022	1,667,000	1,618,310

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058	1,414,000	1,838,200

Aon PLC 144A company guaranty sr. unsec. bonds 4 1/4s, 2042	3,255,000	3,114,761

Associates Corp. of North America sr. unsec. notes 6.95s, 2018	1,764,000	2,150,351

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034	1,485,000	1,614,444

AXA SA 144A jr. unsec. sub. notes FRN 6.463s, perpetual maturity (France)	1,630,000	1,613,700

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)	1,000,000	997,460

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)	1,965,000	2,138,382

Bank of America Corp. sub. notes 7 3/4s, 2015	1,465,000	1,654,561

Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017	905,000	1,010,447

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)	2,881,000	3,902,084

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)	2,815,000	3,142,984

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	1,020,000	1,222,629

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018	1,685,000	2,092,893

Capital One Bank USA NA sub. notes 8.8s, 2019	1,050,000	1,435,398

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	80,000	95,290

Citigroup, Inc. sr. unsec. sub. FRN 0.581s, 2016	1,961,000	1,873,378

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021	580,000	672,942

Commonwealth Bank of Australia 144A sr. unsec. notes 5s, 2019 (Australia)	510,000	596,969

Commonwealth Bank of Australia 144A sr. unsec. notes 3 3/4s, 2014 (Australia)	100,000	105,134

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)	910,000	1,156,457

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)	390,000	460,892

Duke Realty LP sr. unsec. notes 6 1/4s, 2013(R)	64,000	64,990

Erac USA Finance, Co. 144A sr. notes 4 1/2s, 2021	2,235,000	2,435,576

GATX Financial Corp. notes 5.8s, 2016	455,000	501,077

General Electric Capital Corp. sr. unsec. 5 5/8s, 2018	2,405,000	2,829,682

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 0.51s, 2016	895,000	884,793

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021	1,075,000	1,288,818

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	940,000	1,178,689

Goldman Sachs Group, Inc. (The) sr. unsec. 6.15s, 2018	595,000	699,038

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	950,000	1,069,685

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040	3,655,000	4,504,086

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)	1,175,000	1,288,094

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)	2,520,000	2,381,400

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)	825,000	823,820

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)	835,000	939,026

HSBC Bank USA, N.A. unsec. sub. notes 7s, 2039	2,000,000	2,658,262

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026	955,000	970,519

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016	670,000	695,963

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)	715,000	763,940

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019	895,000	984,500

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015	1,149,000	1,194,960

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	404,000	476,035

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	1,311,000	1,539,358

Liberty Mutual Group, Inc. 144A notes 6 1/2s, 2035	1,715,000	1,860,230

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)	4,335,000	4,812,942

Loews Corp. notes 5 1/4s, 2016	385,000	431,291

Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)	2,880,000	3,194,813

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039	2,305,000	3,551,180

Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	1,535,000	2,054,178

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2014	715,000	756,784

Metrpolitan Life Insurance Co. 144A unsec. sub. notes 7.8s, 2025	3,000,000	4,134,381

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016	970,000	1,088,316

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)	1,090,000	1,196,275

Nationwide Financial Services, Inc. notes 5 5/8s, 2015	500,000	537,707

Nationwide Health Properties, Inc. unsec. notes 6 1/4s, 2013(R)	660,000	659,986

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039	85,000	122,544

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)	5,160,000	5,511,912

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	1,010,000	1,019,343

Pacific LifeCorp 144A sr. notes 6s, 2020	1,575,000	1,793,340

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022	357,000	393,678

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040	1,135,000	1,409,544

Prudential Holdings, LLC sr. notes FRN Ser. AGM, 1.183s, 2017	160,000	154,012

Rabobank Nederland 144A jr. unsec. sub. notes FRN 11s, perpetual maturity (Netherlands)	1,255,000	1,681,700

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)	570,000	572,399

Royal Bank of Scotland PLC (The) sr. sub. notes FRN 9 1/2s, 2022 (United Kingdom)	2,640,000	3,114,672

Royal Bank of Scotland PLC (The) sr. unsec. unsub. notes 6.4s, 2019 (United Kingdom)	360,000	429,250

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)	2,600,000	2,673,627

SL Green Realty Corp./SL Green Operating Partnership /Reckson Operating Partnership sr. unsec. notes 5s, 2018(R)	1,185,000	1,284,110

Standard Chartered PLC 144A unsec. sub. notes 3.95s, 2023 (United Kingdom)	2,835,000	2,792,563

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)	645,000	773,542

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 5.6s, 2019	985,000	1,177,984

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039	889,000	1,188,197

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)	1,180,000	1,247,880

Wachovia Bank NA sr. unsec. sub. notes 6.6s, 2038	250,000	332,597

WEA Finance, LLC 144A company guaranty sr. notes 7 1/8s, 2018	1,070,000	1,314,768

WEA Finance, LLC/ WT Finance Aust. Pty. Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2019	810,000	999,147

Wells Fargo Bank NA unsec. sub. notes FRN 0.52s, 2016	1,180,000	1,159,538

Willis Group Holdings Ltd. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021	750,000	836,541

Willis Group North America, Inc. company guaranty 6.2s, 2017	510,000	580,385

		130,676,295
Health care (0.6%)

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	1,660,000	2,214,126

CIGNA Corp. sr. unsec. unsub. notes 5 3/8s, 2042	660,000	736,962

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019	356,000	385,370

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021	839,000	908,218

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037	1,045,000	1,314,125

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020	244,000	265,835

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041	975,000	1,014,805

Watson Pharmaceuticals, Inc. sr. unsec. notes 4 5/8s, 2042	345,000	345,598

Watson Pharmaceuticals, Inc. sr. unsec. notes 3 1/4s, 2022	275,000	273,978

Watson Pharmaceuticals, Inc. sr. unsec. notes 1 7/8s, 2017	65,000	65,214

WellPoint, Inc. notes 7s, 2019	225,000	281,175

Zoetis Inc. 144A sr. unsec. notes 3 1/4s, 2023	386,000	385,836

Zoetis Inc. 144A sr. unsec. notes 1 7/8s, 2018	386,000	386,445

		8,577,687
Technology (0.2%)

Brocade Communications Systems, Inc. company guaranty sr. notes 6 7/8s, 2020	580,000	633,650

Brocade Communications Systems, Inc. company guaranty sr. notes 6 5/8s, 2018	230,000	238,050

Lexmark International Inc, sr. unsec. notes 5.9s, 2013	855,000	868,400

Xerox Corp. sr. unsec. notes 4 1/2s, 2021	1,115,000	1,159,880

		2,899,980
Transportation (0.5%)

Burlington Northern Santa Fe Corp. sr. unsec. notes 5 3/4s, 2018	365,000	438,016

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041	1,520,000	1,747,367

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018	805,242	877,714

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017	413,085	443,034

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042	330,000	339,854

Norfolk Southern Corp. sr. unsec. notes 6s, 2111	1,115,000	1,337,748

Ryder System, Inc. sr. unsec. unsub. notes 2 1/2s, 2018	410,000	418,232

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022	204,282	240,032

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014	390,000	413,360

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022	446,956	483,830

		6,739,187
Utilities and power (3.4%)

AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	515,000	516,885

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	580,000	662,678

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042	390,000	406,600

Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	765,000	917,033

Beaver Valley Funding Corp. sr. bonds 9s, 2017	337,000	341,901

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016	980,000	1,105,937

Bruce Mansfield Unit pass-through certificates 6.85s, 2034	1,836,121	2,015,142

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019	2,280,000	2,978,115

Commonwealth Edison Co. 1st mtge. bonds 5 7/8s, 2033	480,000	598,188

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042	710,000	728,824

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017	2,460,000	2,949,690

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041	725,000	745,279

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)	1,940,000	2,051,550

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032	830,000	1,166,509

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020	750,000	896,250

Electricite de France SA 144A unsec. sub. FRN notes 5 1/4s, 2049 perpetual maturity (France)	2,895,000	2,847,956

Electricite de France SA (EDF) 144A notes 6.95s, 2039 (France)	970,000	1,261,420

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)	695,000	746,783

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042	2,265,000	2,619,120

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022	780,000	869,726

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042	1,220,000	1,230,630

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)	510,000	553,450

ITC Holdings Corp. 144A notes 5 7/8s, 2016	890,000	1,009,058

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	330,000	385,237

Kansas Gas and Electric Co. bonds 5.647s, 2021	561,362	629,492

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020	1,425,000	1,769,779

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	1,000,000	1,243,159

MidAmerican Energy Holdings Co. sr. unsec. bonds 6 1/2s, 2037	410,000	533,884

MidAmerican Funding, LLC sr. sec. bonds 6.927s, 2029	360,000	471,690

Narragansett Electric Co./The 144A sr. unsec. notes 4.17s, 2042	1,345,000	1,312,598

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	295,000	379,942

Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	785,000	959,950

PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	460,000	611,429

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	885,000	994,944

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)	3,220,000	3,603,467

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017	340,000	409,730

Texas-New Mexico Power Co. 144A 1st mtge. bonds 9 1/2s, 2019	2,840,000	3,849,213

West Penn Power Co. 144A 1st mtge. 5.95s, 2017	830,000	981,943

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042	530,000	540,024

		47,895,205

Total corporate bonds and notes (cost $332,509,675)		$369,517,954

U.S. TREASURY OBLIGATIONS (0.4%)(a)
	Principal amount	Value

U.S. Treasury Notes
4s, August 15, 2015(i)	$3,053,000	$3,607,425
2.75s, November 30, 2016(i)	92,000	99,871
2 5/8s, November 15, 2020	416,000	448,854
1/4s, June 30, 2014(i)	131,000	131,085
1 3/8s, February 28, 2019(i)	715,000	728,928

Total U.S. Treasury Obligations (cost $4,961,497)		$5,016,163

MUNICIPAL BONDS AND NOTES (0.3%)(a)
	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34	$770,000	$1,087,017

IL State G.O. Bonds
4.421s, 1/1/15	410,000	433,206
4.071s, 1/1/14	1,220,000	1,252,001

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49	675,000	902,610

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40	845,000	979,786

Total municipal bonds and notes (cost $3,925,252)		$4,654,620

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.1%)(a)
	Principal amount	Value

Korea Development Bank sr. unsec. unsub. notes 4s, 2016	$800,000	$871,419

Total foreign government and agency bonds and notes (cost $797,349)		$871,419

SENIOR LOANS (—%)(a)(c)
	Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.454s, 2018	$200,422	$185,947

SunGard Data Systems, Inc. bank term loan FRN 1.956s, 2014	5,255	5,277

SunGard Data Systems, Inc. bank term loan FRN Ser. B, 3.865s, 2016	134,059	135,274

Total senior loans (cost $321,163)		$326,498

SHORT-TERM INVESTMENTS (21.3%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.10%(AFF)	189,299,231	$189,299,231

SSgA Prime Money Market Fund 0.06%(P)	2,240,000	2,240,000

Straight-A Funding, LLC 144A commercial paper with an effective yield of 0.188%, April 10, 2013	$9,100,000	9,097,104

Straight-A Funding, LLC 144A commercial paper with an effective yield of 0.188%, April 5, 2013	14,750,000	14,745,734

Straight-A Funding, LLC 144A commercial paper with an effective yield of 0.188%, March 18, 2013	18,500,000	18,495,606

U.S. Treasury Bills with effective yields ranging from 0.151% to 0.167%, July 25, 2013(SEG)(SEGSF)	64,666,000	64,633,214

Total short-term investments (cost $298,490,693)		$298,510,889

TOTAL INVESTMENTS

Total investments (cost $1,886,816,927)(b)		$1,976,260,454

FUTURES CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Bond 30 yr (Long)	722	103,584,438	Mar-13	$(4,401,060)
U.S. Treasury Note 5 yr (Long)	1,528	189,066,125	Mar-13	(1,113,091)
U.S. Treasury Note 10 yr (Long)	735	$96,491,719	Mar-13	(1,436,490)

Total				$(6,950,641)

Forward Premium Swap Option Contracts outstanding at 1/31/13 (Unaudited)

Counterparty	Expiration date/	Contract
Fixed Right or Obligation % to receive or (pay)/ Floating rate index/ Maturity date	strike	amount	Unrealized

Barclays Bank PLC
(2)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.0	$143,959,000	$1,291,312
1.5/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/1.5	143,959,000	(357,018)
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	55,378,000	22,705
Citibank, N.A.
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	87,557,000	46,405
2.25/3 month USD-LIBOR-BBA/Mar-23 (Writen)	Mar-13/2.25	55,378,000	27,689
Credit Suisse International
(2.25)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.25	270,447,900	619,326
(2.25)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.25	86,537,000	(465,569)
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	110,494,000	54,142
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	110,495,900	51,933
Deutsche Bank AG
(2.25)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.25	86,537,000	(454,319)
(1.75)/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/1.75	27,109,000	381,695
1.75/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/1.75	27,109,000	(258,349)
Goldman Sachs International
(2.25)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.25	86,537,000	(457,781)
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	55,378,000	19,936
JPMorgan Chase Bank N.A.
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	55,378,000	22,705

Total			$544,812

TBA SALE COMMITMENTS OUTSTANDING at 1/31/13 (proceeds receivable $248,257,423) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s, March 1, 2043	$22,000,000	3/12/13	$22,656,564
Federal National Mortgage Association, 3s, February 1, 2043	217,000,000	2/12/13	224,120,313

Total			$246,776,877

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

			Upfront		Payments	Payments	Unrealized
	Swap counterparty /		premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
	$58,446,700	(E)	$2,025,855	3/20/23	3 month USD-LIBOR-BBA	1.75%	$114,064
	98,299,600	(E)	(1,704,581)	3/20/23	1.75%	3 month USD-LIBOR-BBA	1,510,798
	Barclays Bank PLC
	108,342,000	(E)	115,394	3/20/15	0.45%	3 month USD-LIBOR-BBA	121,895
	93,999,000	(E)	2,462,857	3/20/23	3 month USD-LIBOR-BBA	1.75%	(611,852)
	5,365,000	(E)	(269,860)	3/20/43	2.60%	3 month USD-LIBOR-BBA	200,651
	9,596,000	(E)	(36,657)	3/20/18	0.90%	3 month USD-LIBOR-BBA	44,717
	16,528,000	(E)	(1,820)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(2,812)
	147,422,000	(E)	(2,262,852)	3/20/23	1.75%	3 month USD-LIBOR-BBA	2,559,321
	Citibank, N.A.
	2,182,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	32,926
	21,494,000	(E)	17,410	3/20/15	0.45%	3 month USD-LIBOR-BBA	18,700
	53,689,000	(E)	(1,659,775)	3/20/23	1.75%	3 month USD-LIBOR-BBA	96,392
	126,803,000	(E)	3,963,423	3/20/23	3 month USD-LIBOR-BBA	1.75%	(184,303)
	Credit Suisse International
	19,734,000		—	1/9/16	3 month USD-LIBOR-BBA	0.515%	(23,684)
	9,927,000		—	1/11/16	3 month USD-LIBOR-BBA	0.50%	(16,579)
	11,996,000		—	1/11/18	0.88%	3 month USD-LIBOR-BBA	69,805
	3,137,000		—	1/11/23	3 month USD-LIBOR-BBA	1.88%	(46,093)
	16,353,000		—	1/7/16	3 month USD-LIBOR-BBA	0.54%	(6,407)
	6,238,000		—	1/9/23	3 month USD-LIBOR-BBA	1.93%	(61,291)
	23,993,000		—	1/9/18	0.9125%	3 month USD-LIBOR-BBA	98,545
	298,102,000	(E)	315,487	3/20/15	0.45%	3 month USD-LIBOR-BBA	333,372
	165,589,000	(E)	(4,075,361)	3/20/23	1.75%	3 month USD-LIBOR-BBA	1,341,057
	5,125,000		—	1/7/23	3 month USD-LIBOR-BBA	1.94%	(45,041)
	19,721,000		—	1/7/18	0.93%	3 month USD-LIBOR-BBA	62,748
	157,287,000	(E)	2,174,177	3/20/23	3 month USD-LIBOR-BBA	1.75%	(2,970,679)
	26,572,000	(E)	(27,338)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(28,932)
	7,150,000	(E)	365,004	3/20/43	3 month USD-LIBOR-BBA	2.60%	(262,051)
	134,753,000	(E)	(110,911)	3/20/18	0.90%	3 month USD-LIBOR-BBA	1,031,794
	5,908,000	(E)	(348,454)	3/20/43	2.60%	3 month USD-LIBOR-BBA	169,678
	Deutsche Bank AG
	11,773,000	(E)	(9,990)	3/20/18	0.90%	3 month USD-LIBOR-BBA	89,845
	44,624,000	(E)	10,264	3/20/15	3 month USD-LIBOR-BBA	0.45%	7,586
	5,223,000	(E)	(423,063)	3/20/43	2.60%	3 month USD-LIBOR-BBA	34,994
	93,113,000	(E)	3,079,073	3/20/23	3 month USD-LIBOR-BBA	1.75%	33,347
	98,376,000	(E)	(1,600,006)	3/20/23	1.75%	3 month USD-LIBOR-BBA	1,617,873
	Goldman Sachs International
	94,003,000	(E)	2,109,833	3/20/23	3 month USD-LIBOR-BBA	1.75%	(965,007)
	189,612,000	(E)	(3,812,101)	3/20/23	1.75%	3 month USD-LIBOR-BBA	2,390,107
	8,627,000	(E)	(6,902)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(7,419)
	58,637,000	(E)	20,192	3/20/15	0.45%	3 month USD-LIBOR-BBA	23,710
	30,073,000	(E)	1,492,038	3/20/43	3 month USD-LIBOR-BBA	2.60%	(1,145,364)
	JPMorgan Chase Bank N.A.
	103,475,400	(E)	(1,725,151)	3/20/23	1.75%	3 month USD-LIBOR-BBA	1,659,528
	18,678,000	(E)	(34,958)	3/20/18	3 month USD-LIBOR-BBA	0.90%	(193,347)
	33,328,000	(E)	23,996	3/20/15	0.45%	3 month USD-LIBOR-BBA	25,996
	165,635,000	(E)	2,282,443	3/20/23	3 month USD-LIBOR-BBA	1.75%	(3,135,478)
	Royal Bank of Scotland PLC (The)
	7,257,000	(E)	(51,022)	3/20/23	1.75%	3 month USD-LIBOR-BBA	186,356

	Total						$4,169,466
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$2,230,781	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$29,770
Barclays Bank PLC
10,646,363	—	1/12/36	(5.50% ) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(15,748)
4,181,463	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	55,802
8,984,001	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(28,253)
7,520,148	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(1,866)
3,530,991	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	47,249
20,333,390	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(63,945)
13,952,367	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,999)
11,741,526	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,969
3,579,378	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	47,767
7,275,046	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	97,086
5,382,658	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(55,023)
33,585,504	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	448,201
2,119,492	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	28,285
53,134,612	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(167,099)
29,201,753	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,898
1,508,503	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(4,541)
4,857,325	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	64,821
2,208,273	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	29,470
2,539,669	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	426
11,798,502	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	105,243
4,914,523	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	7,807
45,493,212	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(143,069)
38,652,497	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,483
12,549,387	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(37,776)
870,823	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(975)
4,776,439	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(15,021)
1,808,879	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	303
1,203,239	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	3,963
20,952,272	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,514
19,201,411	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(60,385)
7,717,701	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	102,993
2,734,707	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	36,495
1,874,470	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(269)
8,402,535	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(2,085)
33,489,984	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,617
5,595,526	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	938
1,036,862	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(149)
3,362,567	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(482)
2,437,698	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(349)
Citibank, N.A.
12,363,745	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,074
16,628,485	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,789
Credit Suisse International
29,855,887	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	48,490
567,699	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	7,576
8,012,214	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(29,803)
2,230,155	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	29,762
Goldman Sachs International
5,543,815	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	73,983
3,156,799	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,535)
11,063,687	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(12,390)
8,534,783	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(9,558)
3,185,690	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	5,060
30,679,682	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	48,734
3,477,467	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	46,407
10,720,231	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(12,005)
573,326	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	7,651
4,379,033	4,105	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	57,230
4,387,152	8,911	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	42,055
8,761,756	(4,107)	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	113,136
8,761,756	12,321	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	129,564
967,214	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	12,908
2,625,919	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	35,043
4,320,887	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	57,663
9,942,855	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(132,688)
10,190,312	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	90,898
1,891,147	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(19,332)
1,950,683	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	26,032
4,902,966	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	65,430
15,836,155	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(49,802)
5,949,207	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(18,709)
10,646,363	—	1/12/36	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	15,748
14,568,849	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	194,422
15,117,457	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	134,848
4,403,658	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	39,281
1,474,891	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	19,706
3,427,424	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	5,444
5,804,242	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	9,220
7,153,754	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	95,467
661,464	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(741)
4,872,910	7,995	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	44,203
34,566,053	37,807	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	345,350
6,101,219	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	9,692
3,644,562	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	5,789
12,202,437	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	19,383
2,465,014	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,761)
9,793,427	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	130,694
2,051,343	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	27,375
4,362,152	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	58,213
21,693,858	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(68,224)
1,465,328	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,641)
9,587,105	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	127,941
3,000,141	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,360)
804,405	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,634)
2,144,840	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,745)
2,911,886	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,261)
5,823,772	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(6,522)
3,944,961	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(4,418)
1,510,529	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	20,158
1,819,613	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,038)
12,124,918	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(13,579)
7,217,321	(82,323)	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,479
7,214,400	72,144	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,604)
JPMorgan Chase Bank N.A.
6,837,165	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	60,988

Total					$2,391,602

Key to holding's abbreviations
BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2012 through January 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,401,043,406.
(b)	The aggregate identified cost on a tax basis is $1,901,839,878, resulting in gross unrealized appreciation and depreciation of $86,317,923 and $11,897,347, respectively, or net unrealized appreciation of $74,420,576.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$141,049,783	$211,090,862	$162,841,414	$65,398	$189,299,231
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $729,789,993 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity and to isolate prepayment risk.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap option contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principle amount, to hedge interest rate risk and to gain exposure on interest rates.
An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realizes gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors or industries, to gain exposure to rates of inflation in specific regions or countries and to hedge inflation in specific regions or countries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,877,659 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $4,384,324 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $2,023,988.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$369,517,954	$—
Foreign government and agency bonds and notes	—	871,419	—
Mortgage-backed securities	—	553,411,213	—
Municipal bonds and notes	—	4,654,620	—
Senior loans	—	326,498	—
U.S. Government and Agency Mortgage Obligations	—	743,951,698	—
U.S. Treasury Obligations	—	5,016,163	—
Short-term investments	191,539,231	106,971,658	—

Totals by level	$191,539,231	$1,784,721,223	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(6,950,641)	$—	$—
Forward Premium Swap Option Contracts	—	544,812	—
TBA sale commitments	—	(246,776,877)	—
Interest rate swap contracts	—	1,872,822	—
Total return swap contracts	—	2,334,749	—

Totals by level	$(6,950,641)	$(242,024,494)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Interest rate contracts	$37,276,238	$39,474,496

Total	$37,276,238	$39,474,496

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased swap option contracts (contract amount)	$808,100,000
Written swap option contracts (contract amount)	$458,100,000
Futures contracts (number of contracts)	3,000
OTC Interest rate swap contracts (notional)	$2,600,600,000
OTC Total return swap contracts (notional)	$905,000,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2013